Fair Value Measurements (Details) - Mayville Engineering Company, Inc. 401(k) Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments at fair value	$ 184,242	$ 156,073
Mutual funds
Fair Value Measurements
Investments at fair value	139,903	122,967
Mutual funds | Level 1
Fair Value Measurements
Investments at fair value	139,903	122,967
Company stock
Fair Value Measurements
Investments at fair value	44,339	33,106
Company stock | Level 1
Fair Value Measurements
Investments at fair value	$ 44,339	$ 33,106